Document and Entity Information	12 Months Ended
Mar. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	TARO
Entity Registrant Name	TARO PHARMACEUTICAL INDUSTRIES LTD
Entity Central Index Key	0000906338
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Ordinary Shares, NIS 0.0001 nominal
Security Exchange Name	NYSE
Entity File Number	001-35463
Entity Incorporation, State or Country Code	L3
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Address Line One	14 Hakitor Street
Entity Address, City or Town	Haifa Bay
Entity Address, Postal Zip Code	2624761
Entity Address, Country	IL
Document Accounting Standard	U.S. GAAP
Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	38,258,077
Founders' Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,600
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3 Skyline Drive
Entity Address, City or Town	Hawthorne
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10532
Contact Personnel Name	Daphne Huang
City Area Code	914
Local Phone Number	345-9000
Contact Personnel Fax Number	914-345-6169
Contact Personnel Email Address	Daphne.Huang@Taro.com